Deferred Taxation - Summary of Movements in Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 831	¥ 677
Credited to profit or loss (note 13)	4,149	123	¥ 294
Charged to other comprehensive income	18	31
At the end of the year	¥ 4,998	¥ 831	¥ 677